Shareholders’ Equity - Summary of Employee Share Option Plan (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Number outstanding (shares) | shares	7,043,956
Options outstanding, Weighted average exercise price (per share)	$ 22.49
Options outstanding, Weighted average remaining contractual life	4 years 1 month 9 days
Options exercisable, Number exercisable (shares) | shares	2,921,641.666654
Options exercisable, Weighted average exercise price (per share)	$ 27.70
Options exercisable, Weighted average remaining contractual life	2 years 9 months 6 days
$14.52 to $18.00
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 14.52
Options outstanding, Exercise price range, Upper limit (per share)	$ 18.00
Options outstanding, Number outstanding (shares) | shares	2,557,328
Options outstanding, Weighted average exercise price (per share)	$ 15.19
Options outstanding, Weighted average remaining contractual life	4 years 11 months 23 days
Options exercisable, Number exercisable (shares) | shares	638,384.666654
Options exercisable, Weighted average exercise price (per share)	$ 14.62
Options exercisable, Weighted average remaining contractual life	4 years 9 months 13 days
$18.01 to $25.08
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 18.01
Options outstanding, Exercise price range, Upper limit (per share)	$ 25.08
Options outstanding, Number outstanding (shares) | shares	1,961,805
Options outstanding, Weighted average exercise price (per share)	$ 19.78
Options outstanding, Weighted average remaining contractual life	4 years 9 months 7 days
Options exercisable, Number exercisable (shares) | shares	305,750.000000
Options exercisable, Weighted average exercise price (per share)	$ 21.05
Options exercisable, Weighted average remaining contractual life	11 months 16 days
$25.09 to $46.70
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 25.09
Options outstanding, Exercise price range, Upper limit (per share)	$ 46.70
Options outstanding, Number outstanding (shares) | shares	2,524,823
Options outstanding, Weighted average exercise price (per share)	$ 32.00
Options outstanding, Weighted average remaining contractual life	2 years 8 months 18 days
Options exercisable, Number exercisable (shares) | shares	1,977,507.000000
Options exercisable, Weighted average exercise price (per share)	$ 32.95
Options exercisable, Weighted average remaining contractual life	2 years 4 months 22 days